Stock-based compensation - Performance share units (Details) - PSU $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded | shares	148,164	166,971
Vesting period of awards	36 months
Stock-based compensation expense	$ 1.9	$ 0.4
Total unrecognized non-cash stock-based compensation expense	$ 2.4	1.9
Unrecognized non-cash stock-based compensation expected to recognize over a weighted average period (in years)	2 years
Value of the stock unit liability	$ 5.1	0.5
Value of stock unit liability, current	$ 0.0	$ 0.0